        As filed with the Securities and Exchange Commission on or about
                                January 8, 2007


                                                     1933 Act File No. 002-78808
                                                     1940 Act File No. 811-03541

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]

                         Pre-Effective Amendment No. ___                     [ ]


                         Post-Effective Amendment No. 54                     [X]


                                     and/or

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]


                                Amendment No. 55                             [X]


                              ASSET MANAGEMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                       230 WEST MONROE STREET, SUITE 2810
                             CHICAGO, ILLINOIS 60606
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 214-1410

(Name and Address of Agent for Service)                  Copy to:

    RODGER D. SHAY, JR., PRESIDENT                CATHY G. O'KELLY, ESQ.
         ASSET MANAGEMENT FUND           VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
  230 WEST MONROE STREET, SUITE 2810             222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60606                CHICAGO, ILLINOIS 60601-1003

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b); or


[X]  on January 8, 2007 pursuant to paragraph (b); or


[ ]  60 days after filing pursuant to paragraph (a)(1); or

[ ]  on (date) pursuant to paragraph (a)(1); or


[ ]  75 days after filing pursuant to paragraph (a)(2); or


[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE


The Registrant is filing Post-Effective Amendment No. 54 to its registration statement to amend its registration statement for the purpose of establishing a new series, Large Cap Equity Fund, which is succeeding to the assets of a predecessor fund, the Asset Management Fund Large Cap Equity Institutional Fund, Inc., on January 8, 2007. This Amendment is not intended to amend the prospectuses or statement of additional information of the other series of the Registrant.

January 8, 2007


                                   PROSPECTUS

                                     [LOGO]

                              ASSET MANAGEMENT FUND

                              LARGE CAP EQUITY FUND

  The Asset Management Fund is regulated by the Investment Company Act of 1940.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. It is a federal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Large Cap Equity Fund....................................................     1
   Investment Objective..................................................     1
   Principal Investment Strategies.......................................     1
   Principal Risks.......................................................     1
   Fund Performance History..............................................     1
Summary of Principal Risks...............................................     3
Investment Information...................................................     3
   Principal Investment Strategies.......................................     3
Trust and Fund Information...............................................     4
   Investment Adviser....................................................     4
   Distributor...........................................................     5
Net Asset Value..........................................................     5
Investing in the Fund....................................................     5
   Share Purchases.......................................................     5
   Purchasing Shares through a Shareholder Servicing Agent...............     6
   Anti-Money Laundering Program.........................................     6
   Minimum Investment Required...........................................     7
   What Shares Cost......................................................     7
   Dividends.............................................................     7
   Frequent Purchases and Redemptions of Fund Shares.....................     7
   Capital Gains.........................................................     8
Redeeming Shares.........................................................     8
   Telephone Redemption..................................................     8
   Written Requests......................................................     8
   Redemption in Kind....................................................     9
Exchanges................................................................     9
Shareholder Information..................................................     9
   Voting Rights.........................................................     9
   Disclosure of Information Regarding Portfolio Holdings................    10
   Federal Income Tax Information........................................    10
Financial Highlights.....................................................    11

LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE

     The Large Cap Equity Fund's (the "Fund") primary investment objective is to achieve capital appreciation. The objective of income is secondary.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser. Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

     The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with market capitalizations in excess of $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends and corporate debt securities convertible into common stock.

     Under normal market conditions, it is the Fund's policy to invest at least 80% of its net assets (measured at the time of such investment) in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Fund's Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objectives.

PRINCIPAL RISKS


     It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are: *Market Risk and *Management Risk.


     Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY


     On or about January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc., (the "Predecessor Fund") was reorganized into the Fund, a new series of the Trust. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. The Fund had no operating history prior to succeeding to the assets of the Predecessor Fund. Financial and performance information included in this Prospectus is that of the Predecessor Fund.


     The following bar chart and tables provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

SUMMARY

     Annual Returns for the Years Ended December 31

TICKER SYMBOL: IICAX

                              (PERFORMANCE GRAPH)

     During the period shown in the bar chart, the highest return for a quarter was 21.31% (quarter ended 12/31/98) and the lowest return for a quarter was -12.67% (quarter ended 9/30/02).




AVERAGE ANNUAL TOTAL RETURNS.


                                                           1 YEAR   5 YEARS   10 YEARS
                                                           ------   -------   --------
Large Cap Equity Fund (before taxes) ...................   13.83%    2.78%      7.31%
Large Cap Equity Fund (after taxes on distributions)* ..   11.82%    1.82%      5.88%
Large Cap Equity Fund (after taxes on distributions and
   redemptions)* .......................................   10.97%    2.11%      5.88%
S&P 500 Index** ........................................   15.79%    6.19%      8.42%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES.

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. THE INFORMATION SHOWN IS BASED UPON ESTIMATED ANNUALIZED EXPENSES THE FUND EXPECTS TO INCUR DURING THE INITIAL FISCAL YEAR AFTER THE REORGANIZATION.


SHAREHOLDER FEES...........................   None
ESTIMATED ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)*
   Advisory Fee............................    .65%
   12b-1 Fees..............................    .25%
   Other Expenses..........................    .19%
   Total Fund Operating Expenses...........   1.09%



----------
* This table and the following example have been prepared to illustrate Annual Fund Operating Expenses, assuming no fee waivers. The Distributor expects to voluntarily waive 0.10% of its fees, so that the "12b-1 Fees" would be 0.15%. With such waiver, the "Total Fund Operating Expenses" would be .99%. The Distributor expects to continue this waiver through December 31, 2007, but is not contractually obligated to continue the waiver for any specified period.

EXAMPLE


     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$111       $347      $601     $1,329


SUMMARY OF PRINCIPAL RISKS


MANAGEMENT RISK   The Fund is subject to management risk due to the active
                  nature of its management. The Adviser and the portfolio
                  managers will apply investment techniques, their experience and risk analyses in making investment decisions for the Fund.
                  However, there is no guarantee that the techniques and
                  analyses applied by either the Adviser and/or the portfolio managers will achieve the investment objective.

MARKET RISK       The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including market-wide
                  risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive
                  forces or conditions) or idiosyncratic risk. Declines are
                  possible in the overall stock market or in the particular
                  securities or types of securities held by the Fund. Equity securities generally have greater price volatility than fixed income securities.


INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES

     Securities Selection

     The Adviser selects equity securities whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser. The Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

     There is no guarantee that the Adviser's security selection techniques will achieve the Fund's investment objective.

     Temporary Defensive Strategies

     For temporary or defensive purposes, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities (which includes securities issued by the U.S. Government, its agencies or government sponsored entities). In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objectives.

TRUST AND FUND INFORMATION

INVESTMENT ADVISER


     Investment decisions for the Fund are made by Shay Assets Management, Inc. ("Adviser"), a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and managed, as of October 31, 2006, approximately $3.6 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio securities and other investments.


     Advisory Fee Expenses


     Effective as of the reorganization, the Fund pays the following annual advisory fee based upon a percentage of average daily net assets:



$0 to $250 million.......   .65%
over $250 million........   .55%



----------
* Prior to the reorganization, the Predecessor Fund paid an annual advisory fee of .75% of average daily net assets.


     A discussion regarding the basis for the Board approving the Fund's investment advisory agreement will be available in the Annual Report for the Fund for the period ended December 31, 2006.

     Portfolio Managers

     The portfolio managers of the Adviser manage the Fund's investments as a team. The portfolio managers responsible for the day-to-day management of the Fund's investments are John J. McCabe and Mark F. Trautman.

     Mr. John J. McCabe, Senior Vice President and Chief Investment Strategist (Equity) of the Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund since 1991. He joined the Adviser in May 1995, and prior thereto he served as Senior Vice President and Chief Investment Officer of Nationar, the Fund's former Adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research. Mr. McCabe also has served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc., since 1993.

     Mr. Mark F. Trautman, Vice President of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio investments. Mr. Trautman has been responsible for the management of the portfolio since 1993. He joined the Adviser in May 1995, and prior thereto he served as Director of Mutual Fund Investments for the Fund's former Adviser, Nationar. Mr. Trautman also has served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc. since 1993.

     Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the Statement of Additional Information (see "Investment Adviser-Portfolio Managers" in the Statement of Additional Information).

DISTRIBUTOR

     Pursuant to the Distribution Agreement, Shay Financial Services, Inc. (the "Distributor"), as the principal distributor of the Fund's shares, directly and through other firms advertises and promotes the Fund. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") which allows the Fund to pay the Distributor a fee at an annual rate equal to 0.25% of the average daily net assets of the Fund. The Distributor is currently waiving a portion of its fee for the Fund. The voluntary waiver may be terminated at any time by the Distributor.


     Because the fee is paid out of the Fund's assets on an ongoing basis over time, the fee will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges; however, the Rule 12b-1 fee is so low that the shares offered by this Prospectus are considered offered at "no-load."


NET ASSET VALUE

     The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale.

INVESTING IN THE FUND

SHARE PURCHASES

     Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Distributor at (800) 527-3713.


     Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. (As used in this Prospectus, the term "Business Day" means any day on which The New York Stock Exchange and The Bank of New York is open. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Bank of New York, New York, NY, ABA#021 000 018, Ref:
Account Number 8900403195. For purchase of Asset Management Fund, (Large Cap Equity Fund); From: (Name of Investor); Account Number (Investor's account number with the Trust); $(Amount to be invested).


     For an investor's purchase to be eligible for next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., New York City time, and payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the next Business Day after the purchase order was received. Payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the Business Day designated for settlement or the order will be cancelled.

     A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Trust's shares. The Distributor reserves the right to reimburse the Trust in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor's failure to make timely payment.

     Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser, the Distributor or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust, the Adviser and/or the Distributor reserve the right to reject any purchase order.

PURCHASING SHARES THROUGH A SHAREHOLDER SERVICING AGENT

     Shares of the Fund may be available through certain financial institutions (each such institution is a "Shareholder Servicing Agent"). A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to the Fund in accordance with its agreements with the Distributor and with clients and customers.

     Certain Shareholder Servicing Agents, who have entered into agreements with the Fund, or if applicable their designated agents, may enter confirmed purchase orders on behalf of clients and customers for the Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, accepts a purchase, exchange or redemption order in good order, provided payment and the order are received by the Fund by the required time. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Shareholder Servicing Agent or its authorized designee.

     For further information as to how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

     Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31

U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


MINIMUM INVESTMENT REQUIRED

     The minimum initial investment in the Fund is $10,000; provided, however, that the Distributor and/or the Trust reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

WHAT SHARES COST


     Shares of the Fund are sold at their net asset value next determined after the purchase order is received. There is no sales charge imposed by the Fund. The net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern
Time).


     Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

DIVIDENDS


     Dividends of net investment income (generally income from dividends and interest, less expenses), if any, are declared quarterly and are paid quarterly. Such dividends are declared immediately prior to 4:00 p.m., New York City time, and are automatically reinvested in additional shares of the Fund unless the shareholder requests cash payments by contacting the Distributor.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     Frequent purchases and redemptions of the Fund's shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or fund expenses. The Fund discourages and has established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund's policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down ("market timing"); (ii) the Adviser on behalf of the Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. The Fund's policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Fund's frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

     Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. The Fund may not have access to information regarding trading activity by individual investors in such accounts. Accordingly, the Fund's policies and procedures with respect to frequent purchases and redemptions do not apply to accounts held in the name of a financial intermediary.

CAPITAL GAINS

     Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in additional shares of the Fund or, at the shareholder's option, paid in cash.

REDEEMING SHARES

     The Fund redeems shares at the net asset value next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

TELEPHONE REDEMPTION


     Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. Shareholders may experience difficulties contacting the Distributor during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also contact the Distributor at (312) 214-7455. In addition, shareholders can submit written requests for redemption as described under "Written Requests." Net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time).


WRITTEN REQUESTS

     Shares may also be redeemed by sending a written request to the Distributor, 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902;
Attention: Asset Management Fund.

     Signatures

     Signatures on written redemption requests must be guaranteed by one of the following:

     -    a Federal Home Loan Bank

     -    a savings association or a savings bank

     -    a trust company or a commercial bank

     - a member firm of a domestic securities exchange or a registered securities association

     -    a credit union or other eligible guarantor institution

     In certain instances, the transfer and dividend agent may request signature guarantees or additional documentation believed necessary to insure proper authorization. The additional documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity. Shareholders with questions concerning documentation should call the Distributor at (800) 527-3713.

     Receiving Payment

     Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

REDEMPTION IN KIND


     The Fund reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the Board of Trustees determines that, by reason of the closing of the New York Stock Exchange or otherwise, the orderly liquidation of securities owned by the Fund is impracticable, or payment in cash would be prejudicial to the best interests of the remaining shareholders of the Fund. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.


EXCHANGES


     Shareholders may exchange shares of the Fund for shares in another fund of the Trust by telephoning the Distributor on a Business Day. Call (800) 527-3713. Exchanges may also be made by written request as previously described under "Written Requests." The minimum amount for an exchange is the minimum initial investment of the fund whose shares are being acquired; provided, however, that the Distributor and/or the Trust reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next Business Day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.


     The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

SHAREHOLDER INFORMATION

VOTING RIGHTS

     The Trust currently offers seven funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. The shares of the other funds are offered in separate prospectuses. Shares of each fund represent interests only in the corresponding fund and have equal voting rights within each fund. The Money Market Fund is the only fund of the Trust that has two classes of shares: the Class I Shares and Class D Shares. Shares of each class have equal voting rights within each class and within the Money Market Fund. The Trust's Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

     A description of the Trust's policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).

FEDERAL INCOME TAX INFORMATION

     The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gain that it distributes to its shareholders.


     The Trust intends to distribute all of the net investment income and net capital gains, if any, of the Fund to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends or distributions are received in cash or as additional shares.



     Distributions of net investment income, other than "qualified dividend income," are taxable for federal income tax purposes at ordinary income tax rates. Distributions designated as "qualified dividend income" are generally taxed to non-corporate investors at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Distributions of net long-term capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held shares of the Fund. In contrast, Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the "dividends received deduction" available to corporate shareholders, provided certain holding period and other requirements are satisfied.



     Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.


     Redemptions and exchanges of Fund shares are treated as sales and are subject to federal income taxation.


     The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.



     Dividends and distributions may be subject to state and local taxes. Depending on your state's tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.


     Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and for the six months ended June 30, 2006. Certain information reflects financial results for a single Fund share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been derived from the Predecessor Fund's financial statements. Information for the fiscal years ended December 31, 2002, 2003, 2004 and 2005 have been audited by Ernst & Young LLP, whose report, along with the Predecessor Fund's financial statements, is included in the Predecessor Fund's Annual Report, which is available upon request. Information for the fiscal year ended December 31, 2001 has been audited by other auditors. The Predecessor Fund's information for the six months ended June 30, 2006 has not been audited.


LARGE CAP EQUITY FUND


                                                     SIX
                                                   MONTHS
                                                    ENDED
                                                    JUNE                      YEAR ENDED DECEMBER 31,
                                                     30,       -----------------------------------------------------
                                                    2006         2005       2004      2003         2002       2001
                                                 -----------   -------    -------   --------     -------    --------
                                                 (unaudited)
NET ASSET VALUE, beginning of period .........   $142.70       $154.20    $155.03   $ 132.74     $162.97    $ 179.39
                                                 -------       -------    -------   --------     -------    --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .....................      0.16          0.16       0.80       0.20        0.31        0.27
   Net realized and unrealized gains(losses)
      from investments .......................      1.26         (4.26)      7.20      22.97      (26.71)      (7.21)
                                                 -------       -------    -------   --------     -------    --------
      Total from investment operations .......      1.42         (4.10)      8.00      23.17      (26.40)      (6.94)
                                                 -------       -------    -------   --------     -------    --------
DISTRIBUTIONS:
   From net investment income ................     (0.16)        (0.16)     (0.80)     (0.20)      (0.31)      (0.27)
   From net realized gains on investments ....        --         (7.24)     (8.03)     (0.68)      (3.52)      (9.21)
   Return of capital .........................        --            --         --         --(1)       --          --(1)
                                                 -------       -------    -------   --------     -------    --------
      Total distributions ....................     (0.16)        (7.40)     (0.83)     (0.88)      (3.83)      (9.48)
                                                 -------       -------    -------   --------     -------    --------
Change in net asset value ....................      1.26        (11.50)     (0.83)     22.29      (30.23)     (16.42)
                                                 -------       -------    -------   --------     -------    --------
NET ASSET VALUE, end of period ...............   $143.96       $142.70    $154.20   $ 155.03     $132.74    $ 162.97
                                                 =======       =======    =======   ========     =======    ========
Total return .................................      1.00%(2)     (2.70)%     5.16%     17.48%     (16.19)%     (3.90)%
Ratio of net expenses to average net assets ..      1.54%(3)      1.44%      1.20%      1.32%       1.23%       1.24%
Ratio of net investment income to average net
   assets ....................................      0.19%(3)      0.11%      0.46%      0.14%       0.20%       0.16%
Portfolio turnover rate ......................         8%           23%        14%        22%         17%         21%
NET ASSETS, end of period (000's) ............   $62,249       $83,632    $91,059   $107,923     $90,871    $107,324


----------
(1)  Distributions per share were less than $0.005.

(2)  Not annualized.

(3)  Annualized.

SHAREHOLDER REFERENCE INFORMATION

DISTRIBUTOR

Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

ADVISER

Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER AND DIVIDEND AGENT

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRUSTEES AND OFFICERS

Rodger D. Shay
Trustee and Chairman

Gerald J. Levy
Trustee and Vice Chairman

Richard M. Amis
Trustee

David F. Holland
Trustee

William A. McKenna, Jr.
Trustee

Christopher M. Owen
Trustee

Maria F. Ramirez
Trustee

Rodger D. Shay, Jr.
Trustee and President

Robert T. Podraza
Vice President and Assistant Treasurer

Trent M. Statczar
Treasurer

Daniel K. Ellenwood
Secretary

Frederick J. Schmidt
Chief Compliance Officer

     Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund, during the last fiscal year, as well as a listing of the Fund's portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:                            In Person:
1-800-527-3713                       Public Reference Room
                                     Securities and Exchange Commission
                                     Washington, D.C.
                                     (Call 1-202-551-8090 for more information)

By Mail:                             By Internet:
Shay Financial Services, Inc.        http://www.amffunds.com
Attn: Asset Management Fund          http://www.sec.gov (EDGAR Database)
230 West Monroe Street
Suite 2810
Chicago, IL 60606

Public Reference Section             By E mail:
Securities and Exchange Commission   publicinfo@sec.gov
Washington, D.C. 20549-0102          (a duplication fee is charged)
(a duplication fee is charged)

     To request other information about the Fund or to make shareholder inquiries, call 1-800-527-3713.


     The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).


Investment Company Act file number:   Asset Management Fund   811-03541

                              ASSET MANAGEMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 8, 2007


                              LARGE CAP EQUITY FUND

           230 WEST MONROE STREET, SUITE 2810, CHICAGO, ILLINOIS 60606

     The Large Cap Equity Fund (the "Fund") is a portfolio of Asset Management Fund (the "Trust"), a professionally managed, diversified, open-end investment company. The Fund is represented by a series of shares separate from those of the Trust's other series.


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Fund's Prospectus, dated January 8, 2007, a copy of which may be obtained from the Trust at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606.



     On or about January 8, 2007, the Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Predecessor Fund") was reorganized into the Fund, a new series of the Trust. The Predecessor Fund was a diversified, open-end management investment company incorporated under the laws of the State of New York. The financial statements for the Predecessor Fund incorporated in this SAI are incorporated by reference to the Predecessor Fund's 2005 Annual Report and 2006 Semi-Annual Report. A copy of the Predecessor Fund's Annual Report and Semi-Annual Report are available, without charge, upon request by calling 1-800-527-3713.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Trust History............................................................      1
The Fund's Objectives and Investment Policies............................      1
Investment Restrictions..................................................      3
Purchase and Redemption of Shares........................................      5
Management of the Trust..................................................      5
Investment Adviser.......................................................     12
Distributor..............................................................     14
Fund Services............................................................     15
Custodian................................................................     17
Determination of Net Asset Value.........................................     17
Certain Federal Income Tax Matters.......................................     17
Fund Transactions........................................................     19
Disclosure of Information Regarding Portfolio Holdings...................     20
Organization and Description of Shares...................................     21
Counsel and Independent Registered Public Accounting Firm................     22
General Information......................................................     22
Financial Statements.....................................................     23
Appendix A...............................................................    A-1

     Capitalized terms not defined in this SAI and defined in the Prospectus shall have the meanings defined in the Prospectus.


                                  TRUST HISTORY


     The Trust is a Delaware statutory trust operating under an Amended and Restated Declaration of Trust dated September 22, 2006. The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund. The Trust is an open-end, management investment company and each of its funds is diversified.


                  THE FUND'S OBJECTIVES AND INVESTMENT POLICIES


     Notwithstanding anything to the contrary in this SAI or the Prospectus, under the policies adopted by the Board of Trustees, permissible investments for the Fund includes those described in the Prospectus, together with the following:



     BORROWING. The Fund does not issue senior securities, except that it may borrow money for temporary administrative or liquidity (but not leveraging) purposes, as described below under "Investment Restrictions- Fundamental Policies." The Fund may borrow only from banks up to an amount not in excess of 5% of the value of the Fund's total assets at the time of the loan, repayable in not more than 60 days. This policy is a fundamental investment policy of the Fund and may not be altered, amended or repealed except as authorized by the vote of a majority of the outstanding shares of the Fund.


     PORTFOLIO TURNOVER. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." Although the Fund does not intend to engage in substantial short-term trading, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

     TEMPORARY DEFENSIVE STRATEGIES. For temporary and defensive purposes, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objectives.

     CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities convertible into common stock. It is not expected that the Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Fund's assets.

     COMMERCIAL PAPER. The Fund may invest its non-committed cash in commercial paper. The Fund's investments in commercial paper ordinarily consist of commercial paper rated "Prime-2" or better by Moody's Investors Services, Inc. or rated "A-2" or better by Standard & Poor's Corporation.

     COVERED CALL OPTIONS. The Fund may engage in writing (i.e., selling) call options listed on organized securities exchanges with respect to securities owned by the Fund (called "covered" options). Except in the circumstances described below, the Fund will not sell any security subject to a call option written by the Fund so long as that option is outstanding. Call options are currently listed on the Chicago Board Options Exchange and the New York, American and Philadelphia Stock Exchanges. A call option gives the purchaser the right to buy a security from the Fund at a fixed price (the "exercise price") at any time prior to the expiration of the option contract regardless of the market price of the security at that time. In return for such right, the purchaser pays the Fund a premium, which the Fund retains whether or not the purchaser exercises the option. The premium represents consideration to the Fund for undertaking the option obligation and thereby foregoing (during the period of the option) the opportunity to profit from an increase in the market price of the underlying security above the exercise price. For example, assume the Fund owns 100 shares of XYZ and, at a time when the market price of XYZ was $50 per share, the Fund wrote a six month call option on those shares at an exercise price of $50 for a premium of $500 (less transaction costs). If the price of XYZ declined to $40 per share the call would likely not be exercised. The 100 XYZ shares would have declined $1,000 in value and the Fund would have received income in the amount of $500. On the other hand, should the price of XYZ rise to $60 per share the call would likely be exercised with the result that, in exchange for the $500 premium, the Fund would have foregone the $1,000 appreciation on the underlying shares.

     When the Fund writes an option the securities subject to the option will be segregated or otherwise held for delivery in accordance with the requirements of any applicable securities exchange. The Fund may purchase call options only for the purpose of closing out a previous option commitment (called a "closing purchase transaction"). A closing purchase transaction is made by buying an option with identical terms as an option previously written, resulting in the cancellation of the Fund's previous option obligation. If the Fund wishes to sell securities on which it has options outstanding it would execute a closing purchase transaction prior to selling the securities. A profit or loss may be realized on a closing purchase transaction if the amount paid to purchase a call option previously written is less or more than the amount received from its sale.

     The writing of covered call options involves certain risks. An option position may be closed out only on an exchange that provides a market for an option of the same series. Although the Fund will generally write only those call options for which there appears to be an active market, there is no assurance that an active market on an exchange will exist for any particular option at any particular time. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it would, as a result, be subject to any price decline in the underlying security. If such a situation were to arise, the Fund's Investment Adviser would determine whether to hold the underlying securities and risk depreciation in their market value or to sell the securities and substitute cash or other securities as collateral for the option obligation.

     In general, premiums received on options that are not exercised and gains or losses realized on closing purchase transactions are treated as short-term capital gains or losses. When an option is exercised the premium is added to the exercise price and the resulting gain or loss is characterized as a short- or long-term capital gain or loss depending on the holding period of the underlying securities. In general, brokerage commissions associated with buying and selling call options are higher than those associated with other securities transactions.

     The Board of Trustees has directed the Fund's Investment Adviser to write options only in situations where the exercise price plus the premium (less transaction costs) would, at the time the option is written, equal a price at which the Investment Adviser would recommend selling the underlying securities because of Fund investment considerations. Consequently, the Fund does not believe that option writing has a material effect on the Fund's portfolio turnover rate, and the Fund believes that option writing may contribute both to the capital appreciation and income objectives of the Fund. In addition, the Board of Trustees has directed the Investment Adviser to restrict option writing so that no more than 15% of the Fund's total assets may be subject to outstanding options at any time. The Board of Trustees may change these restrictions whenever such changes appear to be in the best interest of the Fund.


     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of money market funds registered as investment companies under the Investment Company Act of 1940, as amended (the "1940 Act") and maintaining a stable net asset value per share. Any money market fund in which the Fund may invest will incur certain expenses, which may include investment advisory fees, administration, custody, audit and legal fees, among others. The return on an investment in a money market fund will be net of any such expenses incurred by the money market fund, and, accordingly, the return on an investment in a money market fund may be less than the return that could be achieved by investing in money market instruments directly.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES


     The Trust has adopted the following investment restrictions for the Fund, none of which may be changed without the approval of a majority of the outstanding shares of the Fund, as defined under "General Information" in this SAI. In addition to these investment restrictions, the investment objective of the Fund is fundamental and cannot be changed without the approval of the Fund's shareholders.


     The Fund may not:

     (1) Purchase securities of an issuer if such purchase would cause more than 25% of the value of the Fund's total assets (taken at current value) to be invested in the securities of any one issuer or group of issuers in the same industry;

     (2) Purchase securities of an issuer if such purchase would cause more than 5% of any class of securities of such issuer to be held by the Fund;

     (3) Invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation;

     (4) Invest in any issuer for the purpose of exercising control of management;

     (5)  Underwrite securities of other issuers;

     (6)  Purchase or sell real estate or real estate mortgage loans;

     (7)  Deal in commodities or commodities contracts;

     (8) Lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding debt obligations, entering into repurchase agreements, and loaning Federal funds and other day(s) funds to FDIC Insured Institutions, in each case to the extent permitted by the Fund's investment objective and management policies;

     (9) Purchase on margin or sell short any security, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (10) Borrow money or mortgage or pledge any of its assets, except that the Fund may borrow money from banks for temporary or emergency (but not leveraging) purposes in an amount up to 5% of the Fund's total assets when the borrowing is made (repayable in not more than 60 days), and may pledge up to 15% of its assets to secure such borrowings;

     (11) Purchase or retain securities of an issuer if any officer, director or employee of, or counsel for, the Fund is an officer, director or employee of such issuer; or

     (12) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (A) write covered call options with respect to any or all of its portfolio securities and (B) enter into closing purchase transactions with respect to such options.

NON-FUNDAMENTAL POLICIES

     The Trust has also adopted certain investment restrictions which are non-fundamental policies. Unlike fundamental policies, which may only be changed with the approval of a majority of the outstanding shares of the Fund, non-fundamental policies may be changed by the Trust's Board of Trustees without shareholder approval.

     The Fund:


     (1) Will invest, under normal circumstances, at least 80% of its net assets in the equity securities of large capitalization companies and, to the extent reasonably practicable, the Fund will invest at least 80% of its net assets in common stock. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the 1940 Act.



     (2) May not invest in securities of any other investment company, except for (i) securities of investment companies acquired as part of a merger, consolidation or other acquisition of assets, and (ii) equity securities of investment companies that operate as money market funds maintaining a stable net asset value per share pursuant to the rules of the Securities and Exchange Commission, which investments shall be subject to the limitations on investments in other investment companies set forth in the 1940 Act.


     (3) May not purchase any security if, as a result of such transaction, more than 10% in the aggregate of the Fund's total assets (at current value) would be invested in (A) securities restricted as to disposition under federal securities laws and (B) securities for which there are no readily available market quotations.

     (4) May not participate on a joint or joint and several basis in any trading account in securities.

     (5) May not invest in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation.

                        PURCHASE AND REDEMPTION OF SHARES

     Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Fund's behalf.

     A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Trust may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Trust, the Trust may redeem shares from the investor's account in an amount equal to such difference. In addition, the Trust, the Investment Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Fund's shares.


     The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings (i.e., New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by the Fund of securities held by the Fund is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of the Fund.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


     The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Trustees' responsibilities include reviewing the actions of the Investment Adviser, Distributor and Administrator.


TRUSTEES AND OFFICERS


     Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk. The Trust currently offers shares of beneficial interest in seven funds.

                              POSITION(S) HELD                                                       NO. OF
                             WITH TRUST, LENGTH          PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS
                             OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
 NAME, AGE AND ADDRESS         TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
-----------------------   -------------------------   ------------------------------------------   ----------
INDEPENDENT TRUSTEES

Richard M. Amis           Trustee since 1997.         President, First Federal Community Bank           7
Age: 56                   Indefinite Term of Office   since 1984; Director, First Financial
630 Clarksville Street                                Trust Company from 1993 to 2006; and
Paris, TX 75460                                       Chairman, Texas Savings and Community
                                                      Bankers Association from 1997 to 1998.

David F. Holland          Trustee since 1993 and      Retired; Chairman of the Board, Chief             7
Age: 65                   from 1988 to 1989.          Executive Officer and President, BostonFed
17 Ledgewood Circle       Indefinite Term of Office   Bancorp Inc. from 1995 to 2005; Chairman
Topsfield, MA 01983                                   of the Board from 1989 to 2005 and Chief
                                                      Executive Officer from 1986 to 2005,
                                                      Boston Federal Savings Bank; Consultant,
                                                      TD Banknorth since 2005; Director, TD
                                                      Banknorth - Massachusetts since 2005.

Gerald J. Levy            Vice Chairman of the        Chairman since 1984 and Director since            7
Age: 74                   Board since 1997 and        1963, Guaranty Bank (from 1959 to 1984, he
4000 W. Brown Deer Road   Trustee since 1982.         held a series of officer's positions,
Milwaukee, WI 53209       Indefinite Term of Office   including President); Chairman, United
                                                      States League of Savings Institutions in
                                                      1986; Director, FISERV, Inc. since 1986;
                                                      Director, Republic Mortgage Insurance
                                                      Company since 1995; Director, Guaranty
                                                      Financial since 1992; Director, Federal
                                                      Asset Disposition Association from 1986 to
                                                      1989; Director since 2005 and from 1978 to
                                                      1982, Vice Chairman from 1980 to 1982,
                                                      Federal Home Loan Bank of Chicago; and
                                                      Member of Advisory Committee, Federal Home
                                                      Loan Mortgage Corporation and Federal
                                                      National Mortgage Corporation from 1986 to
                                                      1987.

                              POSITION(S) HELD                                                       NO. OF
                             WITH TRUST, LENGTH          PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS
                             OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
 NAME, AGE AND ADDRESS         TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
-----------------------   -------------------------   ------------------------------------------   ----------
William A. McKenna, Jr.   Trustee since 2002.         Chairman Emeritus and Trustee since 2004,         7
Age: 70                   Indefinite Term of Office   Chairman of the Board and Chief Executive
71-02 Forest Avenue                                   Officer from 1992 to 2004 and President
Ridgewood, NY 11385                                   from 1985 to 2001, Ridgewood Savings Bank;
                                                      Director, RSGroup Trust Company since
                                                      2004; Director, Retirement System Group,
                                                      Inc. since 1998; Trustee, Irish
                                                      Educational Development Foundation, Inc.
                                                      since 2003; Trustee, The Catholic
                                                      University of America since 2002; Trustee,
                                                      RSI Retirement Trust since 1998;
                                                      Director, St. Vincent's Services since
                                                      1986; Director, Boys Hope Girls Hope since
                                                      1979; Director, Calvary Hospital Fund
                                                      since 2000; Director, St. Aloysius School
                                                      since 2004; Director, American Institute
                                                      of Certified Public Accountants since
                                                      2004; Director, AMF Large Cap Equity
                                                      Institutional Fund, Inc. (the Predecessor
                                                      Fund) since 1989; Director, M.S.B.
                                                      Fund, Inc. from 1988 to 2003; and Director,
                                                      Transvideo communications, Inc., since
                                                      2006.

Christopher M. Owen       Trustee since 2005.         President and Chief Executive Officer             7
Age: 59                   Indefinite Term of Office   since 1995 and Chief Financial Officer and
5615 Chesbro Avenue                                   Senior Vice President of Operations from
San Jose, CA 95123                                    1991 to 1995, Meriwest Credit Union;
                                                      Director, Meriwest Mortgage, LLC since
                                                      1993; Vice President, Manager - Financial
                                                      Markets Group, Westpac Banking Corporation
                                                      from 1983 to 1991.

Maria Fiorini. Ramirez    Trustee since 2005.         President and Chief Executive Officer,            7
Age: 58                   Indefinite Term of Office   Maria Fiorini Ramirez, Inc. (global
One Liberty Plaza                                     economic and financial consulting firm)
46th Floor                                            since 1992; Director, Independence
New York, NY 10006                                    Community Bank from 2000 to 2006; Director,
                                                      Statewide Savings Bank, SLA from 1989 to
                                                      2000; Director, Schroder Hedge Funds
                                                      Bermuda since January 2004; Trustee, Pace
                                                      University since 2000 and Member of Pace's
                                                      Lubin School of Business Advisory Board
                                                      since 1997; Trustee, Notre Dame High
                                                      School from 2001 to 2006; Trustee, Big
                                                      Brother and Big Sister N.J. from 2003 to
                                                      2006; and Director, Sovereign Bank since
                                                      2006.

                              POSITION(S) HELD                                                       NO. OF
                             WITH TRUST, LENGTH          PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS
                             OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
 NAME, AGE AND ADDRESS         TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
-----------------------   -------------------------   ------------------------------------------   ----------
INTERESTED TRUSTEES AND OFFICERS

Rodger D. Shay *+         Chairman of the Board       Chairman and Director, Shay Investment            7
Age: 70                   since 1997, Trustee         Services, Inc. and Shay Financial
1000 Brickell Avenue      since 1993 and Trustee      Services, Inc. since 1997; Director, Shay
Miami, FL 33131           from 1985 to 1990.          Assets Management, Inc. since 1997 and
                          Indefinite Term of Office   Chairman from 1997 to 2005; President,
                                                      Chief Executive Officer and Member of the
                                                      Managing Board, Shay Assets Management Co.
                                                      from 1990 to 1997; Director, Horizon Bank,
                                                      FSB from 1999 to 2005 and Chairman from
                                                      1999 to 2002; President, U.S. League
                                                      Securities, Inc. from 1986 to 1992 and
                                                      Director from 1986 to 1991; Vice President
                                                      and Assistant Secretary, AMF Large Cap
                                                      Equity Institutional Fund, Inc. (the
                                                      Predecessor Fund) since 1995; Vice
                                                      President, M.S.B. Fund, Inc. from 1995 to
                                                      2003 and Director from 2001 to 2003;
                                                      Director, First Home Savings Bank, S.L.A.
                                                      from 1990 to 1998; President, Bolton Shay
                                                      and Company and Director and officer of
                                                      its affiliates from 1981 to 1985; and
                                                      employed by certain subsidiaries of
                                                      Merrill Lynch & Co. from 1955 to 1981
                                                      (where he served in various executive
                                                      positions including Chairman of the Board,
                                                      Merrill Lynch Government Securities, Inc.;
                                                      and Managing Director, Debt Trading
                                                      Division of Merrill Lynch, Pierce,
                                                      Fenner & Smith Inc.).

Rodger D. Shay, Jr.*+     Trustee since 2002.         President and Chief Executive Officer,            7
Age: 47                   Indefinite Term of Office   Shay Financial Services, Inc. since 1997;
230 West Monroe Street                                President, Shay Assets Management, Inc.
Suite 2810                President since 2005.       since 2005 and Senior Vice President from
Chicago, IL 60606         Term of Office Expires      1997 to 2005; Director, Family Financial
                          2007                        Holdings, LLC since 2000; Director, First
                                                      Financial Bank and Trust since 2003; and
                                                      Director, First Federal Savings and Loan
                                                      of Memphis from 1989 to 1991.

----------
* This Trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

+ Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

                              POSITION(S) HELD                                                       NO. OF
                             WITH TRUST, LENGTH          PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS
                             OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
 NAME, AGE AND ADDRESS         TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
-----------------------   -------------------------   ------------------------------------------   ----------
Robert T. Podraza         Vice President and          Vice President, Shay Investment Services,         7
Age: 62                   Assistant Treasurer         Inc. since 1990; Vice President and Chief
1000 Brickell Avenue      since 1998.                 Compliance Officer, Shay Financial
Miami, FL 33131           Term of Office Expires      Services, Inc. since 1990 and 1997,
                          2007                        respectively; Vice President since 1990
                                                      and Chief Compliance Officer from 1997 to
                                                      2004, Shay Assets Management, Inc.; Chief
                                                      Compliance Officer, Shay Financial
                                                      Services Co. and Shay Assets Management
                                                      Co. from 1989 to 1997; and Director,
                                                      National Society of Compliance
                                                      Professionals from 1996 to 1999.

Trent M. Statczar         Treasurer since 2002.       Financial Services Vice President, BISYS          7
Age: 35                   Term of Office Expires      Investment Services since 2003; Financial
3435 Stelzer Road         2007                        Services Director, BISYS Investment
Columbus, OH 43219                                    Services from 2000 to 2003; Financial
                                                      Services Manager, BISYS Investment
                                                      Services from 1998 to 2000; Financial
                                                      Services Associate Manager, BISYS
                                                      Investment Services from 1997 to 1998;
                                                      Treasurer, AMF Large Cap Equity
                                                      Institutional Fund, Inc. (the Predecessor
                                                      Fund) since 2002.

Daniel K. Ellenwood       Secretary since 1998.       Chief Compliance Officer since 2004,
Age: 37                   Term of Office Expires      Assistant Vice President and                      7
230 West Monroe Street    2007                        Operations/Compliance Officer from 2003 to
Suite 2810                                            2004, Operations Manager from 1997 to
Chicago, IL 60606                                     2003, Shay Assets Management, Inc.;
                                                      Compliance Analyst since 1996, Vice
                                                      President since 2003, Shay Financial
                                                      services, Inc.; and Anti-Money Laundering
                                                      Compliance Officer, AMF Large Cap Equity
                                                      Institutional Fund, Inc. (the Predecessor
                                                      Fund) since 2003.

Frederick J. Schmidt      Chief Compliance Officer    Senior Vice President and Chief Compliance        7
Age: 47                   since 2004.                 Officer, CCO Services of BISYS Fund
90 Park Avenue            Term of Office Expires      Services since 2004; Chief Compliance
10th Floor                2007                        Officer of four other investment companies
New York, NY 10016                                    or fund complexes that CCO Services of
                                                      BISYS Fund Services provides compliance
                                                      services since 2004; President, FJS
                                                      Associates (regulatory consulting firm)
                                                      from 2002 to 2004; Vice President, Credit
                                                      Agricole Asset Management, U.S. from 1987
                                                      to 2002; and Compliance Officer, AMF Large
                                                      Cap Equity Institutional Fund, Inc. since
                                                      2004.

Christine A. Cwik         Assistant Secretary         Executive Secretary, Shay Assets                  7
Age: 57                   since 1999.                 Management, Inc. since 1999; Executive
230 West Monroe Street    Term of Office Expires      Secretary, Shay Investment Services, Inc.
Suite 2810                2007                        from 1997 to 1999; Executive Secretary,
Chicago, IL 60606                                     Chicago Bonding from 1991 to 1997.

                              POSITION(S) HELD                                                       NO. OF
                             WITH TRUST, LENGTH          PRINCIPAL OCCUPATION(S) DURING PAST       PORTFOLIOS
                             OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
 NAME, AGE AND ADDRESS         TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
-----------------------   -------------------------   ------------------------------------------   ----------
Alaina V. Metz            Assistant Secretary         Vice President, BISYS Fund Services since         7
Age: 39                   since 1999 and Assistant    2002; Chief Administrative Officer, BISYS
3435 Stelzer Road         Treasurer since 2002.       Fund Services from 1995 to 2002; Assistant
Columbus, OH 43219        Term of Office Expires      Secretary and Assistant Treasurer, AMF
                          2007                        Large Cap Equity Institutional Fund, Inc.
                                                      since 1999 and 2002, respectively.

Kinga Kapuscinski         Assistant Secretary         Counsel, BISYS Fund Services, Inc.                7
Age 34                    Since 2006                  (2006-present); Assistant Counsel, BISYS
100 Summer Street         Term of Office Expires      Fund Services, Inc. (2004-2006);
Suite 1500                2007                        Associate, Goodwin Procter LLP
Boston, MA 02110                                      (2001-2004); Federal Law Clerk, U.S.
                                                      District Court for the District of
                                                      Massachusetts (1999-2001).

     The following table sets forth the compensation received by Trustees from the Trust for the year ended October 31, 2006(1).


                                                 PENSION OR       ESTIMATED       TOTAL
                                                 RETIREMENT        ANNUAL      COMPENSATION
                              AGGREGATE       BENEFITS ACCRUED    BENEFITS    FROM THE TRUST
                          COMPENSATION FROM   AS PART OF TRUST      UPON       AND THE FUND
       TRUSTEE              THE TRUST (2)         EXPENSES       RETIREMENT      COMPLEX
-----------------------   -----------------   ----------------   ----------   --------------
INDEPENDENT TRUSTEES

Richard M. Amis                $18,000               $0              $0         $18,000
David F. Holland               $21,000               $0              $0         $21,000
Gerald J. Levy                 $21,000               $0              $0         $21,000
William A. McKenna, Jr.        $21,000               $0              $0         $42,000(1)
Christopher M. Owen            $21,000               $0              $0         $21,000
Maria F. Ramirez               $21,000               $0              $0         $21,000

INTERESTED TRUSTEES

Rodger D. Shay                 $     0               $0              $0         $     0
Rodger D. Shay, Jr.            $     0               $0              $0         $     0


----------
(1)  The other funds of the Trust have a fiscal year end of October 31.


(2) Since the reorganization of the Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Trust occured on or about January 8, 2007, no fees were paid for services to the Fund during the year.



(3) Includes compensation of $21,000 received by Mr. McKenna as a director of AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund).


     The Independent Trustees receive an annual retainer of $10,000. The board and committee meeting attendance fee is $1,500 for each in-person meeting and $500 for each telephonic meeting.


     The Board of Trustees has three standing committees: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. The Audit Committee held three in-person meetings during the year ended October 31, 2006. The Nominating and Governance Committee held one in-person meeting during the year ended October 31, 2006. The Valuation Committee did not hold any meetings during the year ended October 31, 2006.


     The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the independent registered public accounting firm. The members of the Audit Committee are David
F. Holland, Chair, Richard M. Amis, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

     The Nominating and Governance Committee is responsible for selection and nomination for election or appointment to the Board of the Independent Trustees. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. Suggestions and other correspondence should be sent in writing to Daniel K. Ellenwood, Secretary, Asset Management Fund, 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Richard M. Amis, Chair, David F. Holland, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

     The Valuation Committee, along with the President of the Investment Adviser, are responsible under the Trust's Pricing Procedures for reviewing and considering valuation recommendations by management for securities for which market quotations are not available or that a portfolio manager believes are being significantly mispriced by an independent pricing service. The members of the Valuation Committee are Rodger D. Shay, Jr. and Maria F. Ramirez.


     The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2006. Because the Fund did not commenced operations until January 8, 2007, none of the Trustees owned shares in the Fund as of December 31, 2006.



                                      AGGREGATE DOLLAR
                                       RANGE OF EQUITY
                                      SECURITIES IN ALL
                                         REGISTERED
                                         INVESTMENT
                                     COMPANIES OVERSEEN
                                        BY TRUSTEE IN
                                          FAMILY OF
                                         INVESTMENT
       TRUSTEE            THE FUND        COMPANIES
-----------------------   --------   ------------------
INDEPENDENT TRUSTEES


Richard M. Amis........     None       over $100,00
David F. Holland.......     None       $10,001 - $50,000
Gerald J. Levy.........     None       over $100,000
William A. McKenna.....     None       over $100,000
Christopher M. Owen....     None       over $100,000
Maria F. Ramirez.......     None              0

INTERESTED TRUSTEES

Rodger D. Shay.........     None       over $100,000
Rodger D. Shay, Jr.....     None       over $100,000



     As of December 11, 2006, the officers and Trustees of the Trust as a group directly owned less than 1% of the shares of the Fund. As of December 11, 2006, institutions owned by Shay Investment Services, Inc., a closely held corporation majority owned by Messrs. Shay and Shay, Jr., did not hold any shares in the Fund.

     No Independent Trustee owns beneficially or of record, any security of Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc.


     As of December 11, 2006, no persons were known to the Trust to be beneficial and record owners (having sole voting and dispositive power) of 5% or more of the shares of common stock of the Fund.


                               INVESTMENT ADVISER

     The investment adviser of the Trust since December 8, 1997 is Shay Assets Management, Inc. (the "Investment Adviser"), a Florida corporation, with its principal office at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of the Investment Adviser. As a result of the foregoing, Rodger D. Shay and Rodger D. Shay, Jr. are considered interested persons of the Trust. The Investment Adviser also serves as sub-adviser to the John Hancock Large Cap Select Fund, RSI Retirement Trust Actively Managed Bond Fund, RSI Retirement Trust Intermediate-Term Bond Fund and RSI Retirement Trust Value Equity Fund.


     The Investment Advisory Agreement between the Fund and the Investment Adviser (the "Advisory Agreement") expires on March 1, 2008. The Advisory Agreement continues thereafter from year to year, subject to termination by the Fund or the Investment Adviser as hereinafter provided, if such continuance is approved at least annually by a majority of the outstanding voting shares (as defined under "General Information" in this SAI) or by the vote of the Board of Trustees. The Advisory Agreement must also be approved annually by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto. All Trustees' votes must be cast in person at a meeting called for the purpose of voting on such approval.


     The Advisory Agreement was approved on October 15, 2006. The Board of Trustees, including a majority of the Independent Trustees, determined that the Advisory Agreement is fair and reasonable and that the Advisory Agreement is in the best interests of the Trust. The Independent Trustees met separately from the "interested" Trustees of the Trust and officers or employees of the Investment Adviser or its affiliates to consider the Advisory Agreement and were assisted by legal counsel in making their determination.


     As compensation for services to be rendered by the Investment Adviser under the Advisory Agreement, the Fund pays the Investment Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of .65% for the first $250 million and .55% for assets over $250 million.



                                   INVESTMENT ADVISORY FEES PAID
                                   -----------------------------
              FUND                   2006       2005       2004
--------------------------------   --------   --------   --------
Large Cap Equity Fund*..........   $531,583   $654,644   $746,851



----------
* For the fiscal year ended December 31. The Fund's fees for 2004, 2005 and 2006 are derived from the advisory agreement between the Predecessor Fund and the Investment Adviser. Prior to the reorganization of the Predecessor Fund into the Trust, the Predecessor Fund paid the Investment Adviser a fee from the Predecessor Fund computed at the annual rate of 0.75% of the first $100,000,000 of the Predecessor Fund's average daily net assets and 0.50% of the Predecessor Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser was reduced (but not below zero) to the extent the expenses of the Predecessor Fund (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Predecessor Fund's average daily net assets during any fiscal year during the term of the Predecessor Fund's agreement with the Investment Adviser.


     The Investment Adviser may from time to time enter into arrangements with entities such as trade associations and affinity groups ("organizations") whereby the Investment Adviser agrees to pay such an organization a portion of the management fees received by the Investment Adviser with respect to assets invested in the Fund by members of the organization for certain services or products (such as use of logos or membership lists, bundling with or placement of articles in newsletters or other organization publications, directory listings, and space at trade shows) provided by the organization.

     The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.


     The Advisory Agreement will terminate automatically upon assignment and are terminable with respect to the Fund at any time without penalty by the Board of Trustees or by a vote of a majority of the outstanding shares (as defined under "General Information" in this SAI) of the Fund on 60 days' written notice to the Investment Adviser, or by the Investment Adviser on 90 days' written notice to the Fund.


PORTFOLIO MANAGERS


     The portfolio managers of the Investment Adviser manage the Fund's investments as a team. The Investment Adviser currently only manages accounts of registered investment companies. The portfolio managers responsible for the day-to-day management of the Fund's investments are John J. McCabe and Mark F. Trautman. As of December 11, 2006, John J. McCabe and Mark F. Trautman managed one other registered investment company which had a portfolio value of $67 million.


     Investment decisions for the Fund are made independently from those for other funds and other accounts advised by the Investment Adviser. It may happen, on occasion, that the same security is held in one fund and in another fund or in another account advised by the Investment Adviser. Simultaneous transactions are likely when several portfolios are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one of such accounts. When two or more funds or accounts advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective funds or accounts, both as to amount and price, in accordance with a method deemed equitable to each fund or account. In some cases, this system may adversely affect the price paid or received by a fund or the size of the security position obtainable for such fund.

     The compensation of the portfolio managers consist of a base salary which is typically augmented by annual subjective bonus payments. During cycles of rapidly rising assets under management, aggregate annual bonus compensation may exceed base salary compensation. In periods of rapidly declining assets under management, the opposite may be true. Bonus incentives can also be affected by long term risk-adjusted return performance.

     As of the date of this SAI, the portfolio managers do not own any shares in the Fund or the Predecessor Fund.

                                   DISTRIBUTOR

     Shay Financial Services, Inc. is a registered broker-dealer and the Fund's principal distributor (the "Distributor"). The Distributor, a Florida corporation, is a wholly-owned subsidiary of Shay Investment Services, Inc., which is a closely-held corporation majority owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of the Distributor. The Distributor is located at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902.

     As compensation for distribution services, the Fund pays the Distributor a fee, payable monthly, with respect to the Fund at the rate of 0.25% per annum of the average daily net assets of the Fund. The Distributor may voluntarily elect to waive its fees in an amount up to but not to exceed 0.25% of the average daily net assets of the Fund. The Distributor intends to voluntarily waive 0.10% of its fee so that the Fund pays the Distributor a fee of 0.15% of the Fund's average daily net assets. The voluntary waiver may be terminated by the Distributor at any time.


     Prior to the reorganization of the Predecessor Fund into the Fund, the Predecessor Fund did not pay any distribution fees.


     The Distributor is obligated under the Distribution Agreement to bear the costs and expenses of printing and distributing copies of prospectuses and annual and interim reports of the Trust (after such items have been prepared and set in type) that are used in connection with the offering of shares of the Trust to investors, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor in connection with the offering of the shares of the Fund for sale to investors.


     The Distributor and its affiliated persons, including Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, Rodger D. Shay, Jr., who is a member of the Board of Trustees and President of the Trust, Robert T. Podraza, who is Vice President and Assistant Treasurer of the Trust, and Daniel K. Ellenwood, who is Secretary of the Trust, have a direct or indirect financial interest in the operation of the Fund's Rule 12b-1 Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the operation of the Fund's Rule 12b-1 Plan and related Distribution Agreement.


     The Trust has appointed the Distributor to act as the principal distributor of the Fund's continuous offering of shares pursuant to a Distribution Agreement dated December 8, 1997 between the Trust and the Distributor (the "Distribution Agreement"). The initial term of the Distribution Agreement was completed as of March 1, 1999, and now continues in effect from year to year thereafter, subject to termination by the Trust or the Distributor as hereinafter provided, if approved at least annually by the Board of Trustees and by a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the arrangements contemplated by the agreement. In approving the Rule 12b-1 Plan, the Board of Trustees concluded in accordance with the requirements of Rule 12b-1 under the 1940 Act that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders.

     The Trust's Rule 12b-1 Plan requires the Board of Trustees to make a quarterly review of the amount expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. The Rule 12b-1 Plan may not be amended to increase materially the amount paid by the Fund thereunder without shareholder approval. All material amendments to the Rule 12b-1 Plan must be approved by the Board of Trustees and by the "disinterested" Trustees referred to above. The Rule 12b-1 Plan will terminate automatically upon its assignment and is terminable at any time without penalty by a majority of the Trustees who are "disinterested" as described above or by a vote of a majority of the outstanding shares (as defined under "General Information" in this SAI) of the Fund on 60 days' written notice to the Distributor, or by the Distributor on 90 days' written notice to the Trust. Although the Distributor's fee is calculable separately with respect to the Fund and the Distributor reports expense information to the Trust on a fund-by-fund basis, any 12b-1 fee received by the Distributor in excess of expenses for the Fund may be used for any purpose, including payment of expenses incurred in distributing shares of another fund, to compensate another dealer for distribution assistance or payment of the Distributor's overhead expenses.


     The Investment Adviser or Distributor, out of its own resources and without additional costs to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund in recognition of its marketing, transaction processing and/or administrative services support.

     The Trust, the Investment Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members and officers of the Trust and employees of the Investment Adviser and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the codes of ethics. The codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.


     The Trust has delegated to the Investment Adviser the responsibility for voting the proxies related to voting securities, subject to the Board of Trustee's oversight. It is the Investment Adviser's policy to vote proxies in a manner that is most economically beneficial to the Fund. When a vote presents a conflict between the interests of Fund shareholders and the interests of the Investment Adviser or Distributor, a special internal review by the Investment Adviser's Executive Committee determines the vote. Information regarding how the Fund voted proxies relating to portfolio securities ending June 30 will be available without charge, upon request, by calling 1-800-527-3713 or on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  FUND SERVICES


     BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, an Ohio corporation, is the Trust's current administrative agent (the "Administrator") with respect to the Fund. Pursuant to the terms of the administration agreement between the Trust and BISYS (the "Administration Agreement"), BISYS performs various administrative services for the Fund, including (i) performing or supervising the performance by others of administrative services and performing necessary administrative services and functions to the extent such services and functions are not provided pursuant to the Advisory Agreement, Distribution Agreement, transfer agency agreement and fund accounting agreement, (ii) providing the Fund with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund, (iii) maintaining the

Fund's books and records, and (iv) preparing various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Fund.

     In addition, BISYS is the transfer and dividend agent for the Fund's shares. Pursuant to the terms of the transfer agency agreement between the Trust and BISYS (the "Transfer Agency Agreement"), BISYS provides various transfer agency services to the Fund, including (i) processing shareholder purchase and redemption requests, (ii) processing dividend payments and (iii) maintaining shareholder account records.


     BISYS also serves as the fund accountant for the Trust. Pursuant to the terms of the fund accounting agreement between the Trust and BISYS (the "Fund Accounting Agreement"), BISYS provides various fund accounting services to the Fund, which include (i) computing the Fund's net asset value for purposes of the sale and redemption of its shares, (ii) computing the Fund's dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for the Fund.


     As compensation for the services rendered by BISYS under the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement, the Trust pays BISYS a single fee, computed daily and payable monthly, with respect to the Fund at the rate of 0.03% per annum of the Fund's average daily net assets up to and including $1 billion; 0.02% per annum of the next $1 billion of average daily net assets; and 0.01% per annum of the Fund's average daily net assets over $2 billion, with a minimum annual fee of $393,200 for the Trust's series taken together. If applicable, the minimum fee is allocated among the Trust's series based on relative average daily net assets. Certain out of pocket expenses and miscellaneous service fees and charges are not included in the fee rates and minimum annual fee described above. BISYS is also entitled to receive a $15.00 per account per fund annual processing fee for transfer agent services.


                            FUND SERVICES FEES PAID (FEES WAIVED)
                            -------------------------------------
FUND                               2006     2005      2004
-------------------------         ------  -------   -------
Large Cap Equity Fund*...         92,451  110,420   101,242



----------
* For the fiscal year ended December 31. The Fund's fees for 2004, 2005 and 2006 are derived from the Administration Agreement between the Predecessor Fund and BISYS. Prior to the reorganization of the Predecessor Fund into the Fund, the Predecessor Fund paid BISYS for its services as administrator and fund accountant a fee computed at the annual rate of 0.10% of the first $200 million of the Predecessor Fund's average net assets, 0.075% of the next $200 million of average net assets, with further reductions in the applicable rate for net assets in excess of $400 million, subject to a minimum annual charge of $80,400.



     The Trust has also entered into a compliance services agreement with BISYS (the "Compliance Services Agreement"). Pursuant to the terms of the Compliance Services Agreement, BISYS makes available an individual to serve as the Trust's chief compliance officer. The chief compliance officer is responsible for administering the Trust's compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust's service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services rendered by BISYS under the Compliance Services Agreement, the Trust paid BISYS an annual fee of $104,600, plus out-of-pocket expenses, for the period ended September 30, 2006. Prior to the reorganization of the Predecessor Fund into the Fund, the Predecessor Fund paid BISYS a fee of $50,000 for services rendered under a separate compliance agreement. Following the reorganization, the Trust has agreed to pay BISYS an annualized fee of $134,307.04, subject to adjustment by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index, plus out-of-pocket expenses, to reflect the addition of the Fund to the Compliance Services Agreement between the Trust and BISYS.

                                    CUSTODIAN

     The Bank of New York, 100 Church Street, 10th Floor, New York, New York 10286, a Maryland corporation, is the custodian of the Fund's investments.

                        DETERMINATION OF NET ASSET VALUE

     The Fund uses market prices in valuing portfolio securities, but may use fair value estimate if reliable market prices are unavailable. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

                       CERTAIN FEDERAL INCOME TAX MATTERS


     The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisers as to the tax consequences of ownership of shares.


     The Fund is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies are applied to the Fund separately, rather than to the Trust as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, operating expenses and all other items are determined separately for the Fund.


     The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies), of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls and which are engaged in the same or similar trades of business, or of the securities of one or more qualified publicly traded partnerships; and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income for the taxable year (computed without regard to the deduction for dividends paid) is so distributed.



     Dividends and distributions are taxable to shareholders whether they are reinvested in shares of the Fund or paid in cash. Dividends of the Fund's net investment income (which generally includes income other than net capital gains, net of operating expenses), other than "qualified dividend income," and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. Distributions of "qualified dividend income" (generally dividends received from domestic corporations and qualified foreign corporations) are taxable to individuals and other non-corporate shareholders at the federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Unless extended by future legislation, the preferential treatment given to "qualified dividend income" will not apply after 2010 and such income will be taxable as ordinary income. Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund. Under the Code, net long-term capital gains received by corporate shareholders (including long-term capital gain distributions by the Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including long-term capital gain distributions by the Fund) are generally taxed at a maximum rate of 15%, but this rate will increase to 20% after 2010 unless legislation to extend the lower rate is enacted. Dividends paid by the Fund may qualify in part for the "dividends received deduction" available to corporate shareholders, provided certain holding period and other requirements are satisfied.









     Gain or loss realized upon a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale or redemption of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.


     A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.





     The Fund's transactions in options may be subject to special provisions of the Code that, among other things, may accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders of the Fund.


     The Fund generally will be subject to a 4% nondeductible excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, it may be necessary for a dividend to be declared in October, November or December and actually paid in January of the following year, which dividend will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.


     The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service ("IRS") that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the IRS.



     Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty. Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by the Fund to non-U.S. persons. Effective for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.





     Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.


     Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of the Fund.


                                FUND TRANSACTIONS


     Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser in its best judgment under the general supervision of the Board of Trustees and in a manner deemed fair and reasonable to shareholders. Pursuant to the Investment Adviser's Best Execution Policies and Procedures, the Investment Adviser seeks to obtain "best execution" for the Fund's securities transactions. In seeking to obtain "best execution," the Investment Adviser considers the range and quality of the broker-dealer's services. As described below, the Investment Adviser on behalf of each Fund may effect securities transactions on an agency basis with broker-dealers providing research services and/or research-related products for the Fund. Research services or research-related products may include information in the form of written reports, reports accessed by computers or terminals, statistical collations and appraisals and analysis relating to companies or industries. However, in selecting such broker-dealers, the Investment Adviser adheres to the primary consideration of "best execution."

     The Fund will not purchase securities from or sell securities to the Investment Adviser or any of its affiliates.


     The primary aim of the Investment Adviser in the allocation of the Fund's portfolio transactions to various brokers is the attainment of best price and execution consistent with obtaining investment research services and statistical information at reasonable cost. The Investment Adviser is thus authorized to pay a brokerage commission in excess of the commission that another broker might have charged for effecting the same transaction in recognition of the value of efficient execution and research and statistical information provided by the selected broker. The research and statistical information that may be provided to the Investment Adviser consist primarily of written and electronic reports and presentations analyzing specific companies, industry sectors, the stock market and the economy. To the extent that the Investment Adviser uses such research and information in rendering investment advice to the Fund, the research and information tend to reduce the Investment Adviser's expenses. The Investment Adviser may use research services and statistical information furnished by brokers through which the Fund effects securities transactions in servicing all of its accounts, and the Investment Adviser may not use all such services in connection with the Fund. In 2005 and 2006, the Fund did not engage in any such "soft dollar" brokerage transactions. The total amounts of brokerage commissions paid by the Predecessor Fund in 2004, 2005 and 2006 were $16,242, $13,931 and $11,933, respectively. The brokerage commissions paid by the Fund will vary from year to year based on the level of activity in the Fund's portfolio.



     Transactions in portfolio securities of the Predecessor Fund were effected during the calendar year 2006 through a total of two brokers, drawn from a list of brokers selected by the Investment Adviser on the basis of their ability to provide efficient execution of portfolio transactions. A large majority of the by the Fund's portfolio transactions will be executed on national securities exchanges through member firms. However, when the Investment Adviser believes that a better price can be obtained for the Fund, portfolio transactions may be executed in the third market. Portfolio transactions in unlisted securities are executed in the over-the-counter market. The brokerage list is reviewed continually in an effort to obtain maximum advantage from investment research and statistical information made available by brokers, and allocation among the brokers is made on the basis of best price and execution consistent with obtaining research and statistical information at reasonable cost. The Investment Adviser monitors the reasonableness of commissions paid by the Fund based on its experience in the market, and the Board of Trustees periodically reviews the reasonableness of such commissions as well.


             DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

     The Fund's portfolio holdings as of the end of each calendar quarter are generally posted on the Fund's website, www.amffunds.com, on or about the thirtieth day after the calendar-end.

     Information about the Fund's portfolio holdings and other portfolio characteristics may be provided to the Administrator, the Distributor and other service providers to enable such service providers to carry out their responsibilities to the Fund.

     In accordance with industry practice, information about the Fund's portfolio characteristics may be disclosed to mutual fund rating agencies and companies that collect and maintain information about mutual funds. This information is produced on a daily, weekly, monthly and quarterly basis and made available as soon as possible. The Fund's portfolio holdings may be provided to mutual fund rating agencies and companies that collect and maintain information about mutual funds on a quarterly basis no sooner than 30 days after the quarter-end. Portfolio holdings may also be provided without a delay to Morningstar and other rating agencies and companies that collect and maintain information about mutual funds that sign a confidentiality agreement.

     General performance or statistical information about the Fund and information about realized and unrealized capital gains may be disclosed to shareholders and prospective shareholders as soon as practicable. Summaries of the Fund's performance and historical sector allocation may be provided to shareholders and prospective shareholders on a quarterly basis. The summaries are provided no sooner than 30 days after the quarter-end and historical sector allocation is provided no sooner than 10 days after the quarter-end.

     Additional information about the Fund's portfolio holdings and characteristics may be disclosed on a monthly and quarterly basis exclusively to institutional shareholders and prospective institutional shareholders of the Fund. The information may be provided as soon as it is available.

     The Fund's portfolio holdings may be disclosed to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders.

     All disclosures except those to rating agencies and companies that collect and maintain information about mutual funds are submitted to the Investment Adviser's compliance department before dissemination. Portfolio holdings and characteristics may also be disclosed in other circumstances if reviewed and approved by the Chief Compliance Officer and the Chairman or President of the Investment Adviser.

     The Fund also discloses information about its portfolio holdings to the extent required by law or regulation.

                     ORGANIZATION AND DESCRIPTION OF SHARES

     The Trust current offers an unlimited number of shares of beneficial interest divided into seven (7) funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. The shares of each fund represent interests only in the corresponding fund. Shares of the Money Market Fund are issued in two classes: D shares and I shares. When issued and paid for in accordance with the terms of offering, each share is legally issued, fully paid and nonassessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under "General Information" below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.


     The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Investment Adviser, the Distributor and BISYS with respect to the Fund, the fees and expenses of the Trust's custodian with respect to the Fund, any brokerage fees and commissions of the Fund, any portfolio losses of the Fund, filing fees for the registration or qualification of the Fund's shares under federal or state securities laws, the Fund's pro rata share of taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to the Fund for violation of any law, the Fund's pro rata share of legal and auditing fees and expenses, expenses of preparing and setting in type prospectuses, proxy material, reports and notices and the printing and distributing of the same to the shareholders of the Fund and regulatory authorities, the Fund's pro rata share of compensation and expenses of the Trust's Trustees and officers who are not affiliated with the Investment Adviser, the Distributor or BISYS, and extraordinary expenses incurred by the Trust with respect to the Fund.


            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601, is legal counsel to the Trust and passes upon the validity of the shares offered by the Prospectus.



     Prior to the reorganization, Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, served as the independent registered public accounting firm for the Predecessor Fund. The financial statements for the Fund incorporated in this SAI are incorporated by reference to the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2005 and have been incorporated in reliance to the report of Ernst & Young LLP and the authority of such firm as experts in accounting and auditing. Ernst & Young LLP has also been engaged to audit the financial statements for the fiscal year ended December 31, 2006 for the Predecessor Fund.


                               GENERAL INFORMATION

     The Trust sends to all of the shareholders of the Fund semi-annual reports and annual reports, including a list of investment securities held by the Fund, and, for annual reports, audited financial statements of the Fund.


     As used in the Prospectus and this SAI, the term "majority," when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund's shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Trust provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940 Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

     The Prospectus and this SAI do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.



     Statements contained in the Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and SAI form a part, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


     The financial statements, notes and report of the Predecessor Fund's independent registered public accounting firm required to be included in this SAI are incorporated herein by reference to the Predecessor Fund's Annual Report to shareholders for the year ended December 31, 2005. The updated unaudited financial statements contained in the Semi-Annual Report for the six-month period ended June 30, 2006 are also incorporated by reference in this SAI. The Trust will provide an Annual Report or Semi-Annual Report without charge to each person who requests this SAI.

                                   APPENDIX A

EXPLANATION OF RATING CATEGORIES


     The following is a description of credit ratings issued by two of the major credit ratings agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Although the Investment Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.


     Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are known as high grade bonds. Moody's applies the numerical modifiers 1, 2 and 3 to certain general rating classifications, including Aa. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Debt rated AA by Standard & Poor's has a very strong capacity to meet its financial commitments and differs from the highest rated issues, which are rated AAA, only in small degree. Ratings in certain categories, including AA, may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Duff and Phelps, Inc. and Fitch Investors Service, Inc. have comparable rating systems.

STANDARD & POOR'S RATING SERVICES

            BOND RATING                                EXPLANATION
            -----------                                -----------
INVESTMENT GRADE

AAA                                     Highest rating; extremely strong
                                        capacity to meet its financial
                                        commitments.

AA                                      High quality; very strong capacity to
                                        meet its financial commitments.

A                                       Strong capacity to meet its financial
                                        commitments; somewhat more susceptible
                                        to the adverse effects of changing
                                        circumstances and economic conditions.

BBB                                     Adequate capacity to meet its financial
                                        commitments; adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to meet its financial commitments.

             BOND RATING                               EXPLANATION
             -----------                               -----------
NON-INVESTMENT GRADE

BB, B, CCC, CC, C                       Regarded as having significant
                                        speculative characteristics; "BB"
                                        indicates the least degree of
                                        speculation and "C" the highest; quality
                                        and protective characteristics may be
                                        outweighed by large uncertainties or
                                        major exposures to adverse conditions.

D                                       In default.

MOODY'S INVESTORS SERVICE, INC.


             BOND RATING                               EXPLANATION
             -----------                               -----------
INVESTMENT GRADE

Aaa                                     Highest quality; minimal credit risk.

Aa High quality; subject to very low credit risk.

A                                       Upper-medium grade obligations; subject
                                        to low credit risk.


Baa                                     Medium-grade obligations; subject to
                                        moderate credit risk; may possess
                                        certain speculative characteristics.

NON-INVESTMENT GRADE

Ba                                      More uncertain with speculative
                                        elements; subject to substantial credit
                                        risk.

B                                       Considered speculative; subject to high
                                        credit risk.

Caa                                     Poor standing; subject to very high
                                        credit risk.

Ca                                      Highly speculative; likely in, or very
                                        near, default with some prospect of
                                        recovery of principal and interest.

C                                       Lowest-rated; typically in default with
                                        little prospect for recovery of
                                        principal or interest.

                              ASSET MANAGEMENT FUND

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


     (a) (1) First Amended and Restated Declaration of Trust dated September 22, 2006.*


          (2)  Certificate of Trust filed July 23, 1999. (3)/

     (b)  Amended and Restated By-Laws dated July 21, 2005. (9)/

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement dated December 8, 1997 between Registrant and Shay Assets Management, Inc. (2)/

          (2) Form of Assignment of the Investment Advisory Contract dated September 30, 1999. (4)/

          (3) Investment Advisory Agreement with respect to the Ultra Short Portfolio. (6)/

          (4) Investment Advisory Agreement with respect to the Community Development Fund. (10)/

          (5) Investment Advisory Agreement with respect to the Large Cap Equity Fund.*

     (e)  (1)  Distribution Agreement. (1)/

          (2) Distribution Agreement dated December 8, 1997 between Registrant and Shay Financial Services, Inc. (2)/

          (3) Form of Assignment of the Distribution Agreement dated September 30, 1999. (4)/

     (f)  Not applicable.

     (g)  (1)  Custody Agreement dated July 30, 1999. (3)/

          (2) Form of Cash Management and Related Services Agreement between Registrant and the Bank of New York. (3)/

          (3) Form of Assignment of Custodian Contract dated September 30, 1999. (4)/

     (h) (1) Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/

          (2) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/

          (3) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/

          (4) Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated August 1, 2004. (8)/

          (5) Compliance Services Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 2004. (7)/

          (6) Form of Schedule A to Compliance Services Agreement amended and restated as of October 1, 2005. (9)/

     (i)  Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C.*


     (j)  (1)  Consent of Ernst & Young LLP*



          (2) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. regarding certain federal income tax consequences of the reorganization of Asset Management Fund Large Cap Equity Institutional Fund, Inc. into Large Cap Equity Fund.*


     (k)  None.

     (l)  None.

     (m) Amended and Restated 12b-1 Plan dated July 22, 1999, as amended October 15, 2006.*

     (n)  Multi-Class Plan dated July 22, 1999. (3)/


     (o)  (1)  Power of Attorney for Richard M. Amis dated October 15,
          2006.(11)/



          (2)  Power of Attorney for David F. Holland dated October 15,
               2006.(11)/



          (3)  Power of Attorney for Gerald J. Levy dated October 15, 2006.(11)/



          (4) Power of Attorney for William A. McKenna, Jr. dated October 15, 2006.(11)/



          (5) Power of Attorney for Rodger D. Shay, Jr. dated October 15, 2006.(11)/



          (6) Power of Attorney for Christopher M. Owen dated October 15, 2006.(11)/



          (7)  Power of Attorney for Maria F. Ramirez dated October 15,
               2006.(11)/



          (8)  Power of Attorney for Rodger D. Shay dated October 15, 2006.(11)/


     (p) (1) Code of Ethics of Asset Management Fund, Asset Management Fund Large Cap Equity Institutional Fund, Inc. and Shay Financial Services, Inc. dated January 31, 2006. (9)/

          (2) Code of Ethics of Shay Assets Management, Inc. dated December 19, 2005. (9)/

(1)/ Previously filed with Post-Effective Amendment No. 27 on or about December 30, 1996 and incorporated herein by reference.

(2)/ Previously filed with Post-Effective Amendment No. 28 on or about December 29, 1997 and incorporated herein by reference.

(3)/ Previously filed with Post-Effective Amendment No. 34 on or about October 22, 1999 and incorporated herein by reference.

(4)/ Previously filed with Post-Effective Amendment No. 37 on or about December 28, 2000 and incorporated herein by reference.

(5)/ Previously filed with Post-Effective Amendment No. 39 on or about October 29, 2001 and incorporated herein by reference.

(6)/ Previously filed with Post-Effective Amendment No. 42 on or about February 26, 2003 and incorporated herein by reference.

(7)/ Previously filed with Post-Effective Amendment No. 44 on or about December 29, 2004 and incorporated herein by reference.

(8)/ Previously filed with Post-Effective Amendment No. 45 on or about February 25, 2005 and incorporated herein by reference.

(9)/ Previously filed with Post-Effective Amendment No. 46 on or about February 28, 2006 and incorporated herein by reference.

(10)/ Previously filed with Post-Effective Amendment No. 47 on or about April 6, 2006 and incorporated herein by reference.


(11)/ Previously filed with Post-Effective Amendment No. 48 on October 17, 2006 and incorporated herein by reference.



*    Filed herein.





ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Section 5.2 of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

     The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

     The Registrant maintains an insurance policy which insures its directors and officers against certain liabilities.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Shay Assets Management, Inc. ("SAMI") is the investment adviser to two registered investment companies: Asset Management Fund and AMF Large Cap Equity Institutional Fund, Inc. In addition, SAMI is the sub-adviser to the John Hancock Large Cap Select Fund and three series of the RSI Retirement Trust and serves as the investment adviser to several savings banks located in New York on a non-discretionary basis.

     SAMI's principal office is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606 and it also has offices at 1000 Brickell Avenue, Miami, Florida 33131 and 655 Third Avenue,

Suite 816, New York, New York 10017. Shay Investment Services, Inc. and Shay Financial Services, Inc. have the same addresses.


DIRECTORS AND OFFICERS OF SAMI AND PRINCIPAL OCCUPATIONS SINCE DECEMBER 31, 2004


     Rodger D. Shay, Chairman and Director, Shay Investment Services, Inc. since 1997; Chairman and Director, Shay Financial Services, Inc. since 1997; Director, Shay Assets Management, Inc. since 1997 (Chairman from 1997 to 2005); Director, Horizon Bank, FSB since 1999 (Chairman from 1999 to 2002); Vice President and Assistant Secretary, AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) since 1995; Vice President, M.S.B. Fund, Inc. from 1995 to 2003 (Director from 2001 to 2003).

     Rodger D. Shay, Jr., President and Chief Executive Officer, Shay Financial Services, Inc. since 1997; President, Shay Assets Management, Inc. since 2005 (Senior Vice President from 1997 to 2005); Director, Family Financial Holdings, LLC since 2000; Director, First Financial Bank and Trust since 2003.

     Robert T. Podraza, Vice President, Shay Investment Services, Inc. since 1990; Vice President since 1990 and Chief Compliance Officer since 1997, Shay Financial Services, Inc.; Vice President, Shay Assets Management, Inc. since 1990 (Chief Compliance Officer from 1997 to 2004).

     Daniel K. Ellenwood, Chief Compliance Officer, Shay Assets Management, Inc. since 2004 (Operations/Compliance Officer from 2003 to 2004 and Operations Manager from 1997 to 2003); Compliance Analyst, Shay Financial Services, Inc. since 1996.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) Shay Financial Services, Inc. serves as the principal distributor for the AMF Large Cap Equity Institutional Fund, Inc. and Asset Management Fund.

     (b)

   Name And Principal       Positions And Offices        Positions And Offices
    Business Address           With Underwriter                With Fund
   ------------------     ------------------------   ----------------------------
Rodger D. Shay              Chairman and Director      Chairman of the Board of
1000 Brickell Avenue                                     Trustees and Trustee
Miami, Florida 33131

Rodger D. Shay, Jr.          President and Chief        Trustee and President
230 West Monroe Street        Executive Officer
Suite 2810
Chicago, Illinois 60606

Robert T. Podraza         Vice President and Chief   Vice President and Assistant
1000 Brickell Avenue         Compliance Officer               Treasurer
Miami, Florida 33131

Daniel K. Ellenwood          Compliance Analyst               Secretary
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, are located at the following locations:

Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

Shay Assets Management, Inc.
1000 Brickell Avenue
Miami, Florida 33131

Shay Assets Management, Inc.
655 Third Avenue, Suite 816
New York, New York 10017

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

ITEM 29. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Asset Management Fund, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 8th day of January, 2007.


                                        ASSET MANAGEMENT FUND


                                        By: /s/ Rodger D. Shay, Jr.
                                            ------------------------------------
                                            Rodger D. Shay, Jr., President


     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on January 8, 2007 by the following persons in the capacities indicated.



SIGNATURE                                              TITLE                       DATE
---------                                              -----                       ----


/s/ Rodger D. Shay*                     Trustee and Chairman of the Board
-------------------------------------
Rodger D. Shay


/s/ Rodger D. Shay, Jr.                 Trustee and President (principal     January 8, 2007
-------------------------------------   executive officer)
Rodger D. Shay, Jr.


/s/ Richard M. Amis*                    Trustee
-------------------------------------
Richard M. Amis


/s/ David F. Holland*                   Trustee
-------------------------------------
David F. Holland


/s/ Gerald J. Levy*                     Trustee and Vice Chairman of the
-------------------------------------   Board
Gerald J. Levy


/s/ William A. McKenna, Jr.*            Trustee
-------------------------------------
William A. McKenna, Jr.


/s/ Christopher M. Owen*                Trustee
-------------------------------------
Christopher M. Owen


/s/ Maria F. Ramirez*                   Trustee
-------------------------------------
Maria F. Ramirez


/s/ Trent M. Statczar                   Treasurer (principal financial and   January 8, 2007
-------------------------------------   accounting officer)
Trent M. Statczar


/s/ Daniel K. Ellenwood                 Attorney-In-Fact                     January 8, 2007
-------------------------------------
*Daniel K. Ellenwood



* Original powers of attorney authorizing Rodger D. Shay and Daniel K. Ellenwood, among others, to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and were previously filed on October 17, 2006.

                                  EXHIBIT INDEX


Exhibit No.   Description
-----------   -----------
    (a)       (1)   First Amended and Restated Declaration of Trust dated
                    September 22, 2006.

    (d)       (5)   Investment Advisory Agreement with respect to Large Cap
                    Equity Fund.

    (i)             Opinion and Consent of Vedder, Price, Kaufman & Kammholz,
                    P.C.

    (j)       (1)   Consent of Ernst & Young LLP

              (2) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. regarding certain federal income tax consequences of the reorganization of Asset Management Fund Large Cap Equity
                    Institutional Fund, Inc. into Large Cap Equity Fund.

    (m) Amended and Restated 12b-1 plan dated July 22, 1999, as amended October 15, 2006.